DELAWARE POOLED® TRUST

Macquarie High Yield Bond Portfolio
Macquarie Core Plus Bond Portfolio

(each, a "Portfolio" and collectively, the "Portfolios")

Supplement to the Portfolios’ Statement of Additional Information
 dated February 28, 2020

Effective September 30, 2020, the following replaces the information in the section entitled “Portfolio Managers — I. The Manager — Other Accounts Managed”:
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager is primarily responsible as of Oct. 31, 2019 unless otherwise noted. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis.

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance Based-Fees	Total Assets in Accounts with Performance- Based Fees
Kristen E. Bartholdson
Registered Investment Companies:	13	$20.1 billion	0	$0
Other Pooled Investment Vehicles:	4	$1.0 billion	0	$0
Other Accounts:	29	$6.3 billion	1	$1.2 billion
Nikhil G. Lalvani
Registered Investment Companies:	14	$20.3 billion	0	$0
Other Pooled Investment Vehicles:	4	$1.0 billion	0	$0
Other Accounts:	29	$6.3 billion	1	$1.2 billion
Robert A. Vogel, Jr.
Registered Investment Companies:	13	$20.1 billion	0	$0
Other Pooled Investment Vehicles:	4	$1.0 billion	0	$0
Other Accounts:	29	$6.3 billion	1	$1.2 billion
Liu-Er Chen
Registered Investment Companies:	7	$7.5 billion	0	$0
Other Pooled Investment Vehicles:	4	$596.7 million	0	$0
Other Accounts:	3	$954.285 million	0	$0
Adam H. Brown
Registered Investment Companies:	19	$17.6 billion	0	$0
Other Pooled Investment Vehicles:	4	$433.8 million	0	$0
Other Accounts:	5	$995.8 million	0	$0
John P. McCarthy
Registered Investment Companies:	22	$19.7 billion	0	$0
Other Pooled Investment Vehicles:	3	$413.6 million	0	$0
Other Accounts:	5	$995.8 million	0	$0

J. David Hillmeyer
Registered Investment Companies:	13	$18.6 billion	0	$0
Other Pooled Investment Vehicles:	4	$1.0 billion	0	$0
Other Accounts:	11	$4.3 billion	1	$1.0 billion
Daniela Mardarovici
Registered Investment Companies:	7	$15.4 billion	0	$0
Other Pooled Investment Vehicles:	0	$0	0	$0
Other Accounts:	0	$0	0	$0

Please keep this Supplement for future reference.

This Supplement is dated August 26, 2020.